Fair Value Measurements - Schedule of Fair Value Investments Estimated Using Net Asset Value Per Share (Details) - EBP 011 - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 149,016,935	$ 143,269,912
Investments Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	[1]	8,280,722	7,533,244
Putnam Large Cap Value | Investments Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value		7,259,973	6,637,244
Unfunded Commitment		$ 0	$ 0
Redemption Frequency		Daily	Daily
Redemption Notice Period		None	None
Lazard Emerging Markets Managed Volatility | Investments Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 1,020,749	$ 896,000
Unfunded Commitment		$ 0	$ 0
Redemption Frequency		Daily	Daily
Redemption Notice Period		None	None

[1]	In accordance with FASB Subtopic 820-10, certain investments that were measured at net asset value per share (or their equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.